Insurance contracts in the financial services segment - Summary of remaining coverage and liabilities for incurred claims (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities current	¥ 162,344	¥ 145,057	¥ 141,796
Insurance contract liabilities non-current	¥ 12,931,995	¥ 12,364,973	¥ 13,042,875